Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017	[1],[2]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	€ 1,300	[1]	€ 1,431	€ 0	€ 0
Right-of-use assets, ending balance	1,300	[1]	1,431	€ 0	€ 0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	1,583		1,439
Acquisitions and other increases	157
Disposals and other decreases	(31)
Currency translation differences	18
Right-of-use assets, ending balance	1,583		1,439
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(283)		(8)
Disposals and other decreases	7
Depreciation and impairment expense	(282)
Right-of-use assets, ending balance	€ (283)		€ (8)

[1]	Includes the effects of first-time application of IFRS 16 on leases using the simplified retrospective method, effective January 1, 2019 (see Note A.2.1.).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).